Income Taxes (Schedule Of Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Income Taxes [Abstract]
Current, Federal	$ 27,570	$ 32,353	$ 25,889
Current, State	2,963	3,044	2,707
Current income tax expense	30,533	35,397	28,596
Deferred, Federal	5,586	5,638	(8,933)
Deferred, State	110	451	(714)
Deferred income tax expense	5,696	6,089	(9,647)
Income tax expense	$ 36,229	$ 41,486	$ 18,949